Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Related Party [Abstract]
Salaries and benefits	$ 968	$ 1,208
Share-based compensation	1,089	62
Compensation expense	$ 2,057	$ 1,270